Production costs	12 Months Ended
Dec. 31, 2024
Production Costs [Abstract]
Production costs [Text Block]

19. Production costs

The following is a summary of production costs by nature recorded by the Company during the years ended December 31, 2024 and 2023.  Note that production costs of the AGM were consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2024	2023
	$	$
Raw materials and consumables	47,609	‐
Salaries and employee benefits	19,957	‐
Contractors	28,722	‐
Change in stockpile, gold‐in‐process and gold on hand inventories	2,266	‐
Insurance, government fees, permits and other	17,215	‐
Total production costs	115,769	-

For the year ended December 31, 2024, change in inventories included the recognition of purchase price adjustments on stockpile, gold-in-process and gold on hand inventories amounting to an expense of $7.6 million.